13. Property and Equipment (Details - Accum Amort) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	$ 11,047	$ 13,564
Depreciation charge for the year	3,574	3,229	[1]	$ 3,160	[1]
Property and equipment, ending balance	7,614	11,047		13,564
Property and equipment, net	7,614	11,047		13,564
Plant And Machinery [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	3,603	4,218
Property and equipment, ending balance	2,287	3,603		4,218
Property and equipment, net	2,287	3,603		4,218
Industrial And Commercial Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	768	790
Property and equipment, ending balance	918	768		790
Property and equipment, net	918	768		790
Office And Office Related Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	6,676	8,556
Property and equipment, ending balance	4,409	6,676		8,556
Property and equipment, net	4,409	6,676		8,556
Accumulated Depreciation [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	97,619	93,975		90,392
Depreciation charge for the year	3,953	3,644		3,583
Property and equipment, ending balance	101,572	97,619		93,975
Property and equipment, net	97,619	97,619		93,975
Accumulated Depreciation [Member] | Plant And Machinery [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	86,143	85,648		85,179
Depreciation charge for the year	855	495		469
Property and equipment, ending balance	86,998	86,143		85,648
Property and equipment, net	86,143	86,143		85,648
Accumulated Depreciation [Member] | Industrial And Commercial Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	108	108		108
Depreciation charge for the year	0	0		0
Property and equipment, ending balance	108	108		108
Property and equipment, net	108	108		108
Accumulated Depreciation [Member] | Office And Office Related Equipment [Member]
Disclosure of fair value measurement of assets [line items]
Property and equipment, beginning balance	11,368	8,219		5,105
Depreciation charge for the year	3,098	3,149		3,114
Property and equipment, ending balance	14,466	11,368		8,219
Property and equipment, net	$ 11,368	$ 11,368		$ 8,219

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).